UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21131

John Hancock Preferred Income Fund (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary

601 Congress Street Boston, Massachusetts 02210 (Name and address of agent for service)
Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2005
ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Preferred Income Fund

10.31.2005 Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Preferred Income Fund
Securities owned by the Fund on
October 31, 2005 (unaudited)

		Interest	Maturity	Credit	Par value
Issuer, description		rate (%)	date	rating (A)	($000)	Value
Bonds 1.18%						$10,693,311
(Cost $10,982,356)
Electric Utilities	1.18%					10,693,311

Black Hills Corp.,
Note		6.500	05-15-13	BBB-	5,950	6,071,421
Entergy Gulf States, Inc.,
1st Mtg Bond		6.200	07-01-33	BBB+	5,000	4,621,890

				Credit	Par value
Issuer, description, maturity date				rating (A)	($000)	Value
Capital preferred securities 7.67%						$69,816,184
(Cost $62,715,249)

Diversified Banks 0.84%						7,622,250

Lloyds TSB Bank Plc, 6.90%, 11-29-49 (United
Kingdom)				A+	7,500	7,622,250
Electric Utilities	3.07%					27,960,000

DPL Capital Trust II, 8.125%, 09-01-31				B+	24,000	27,960,000
Gas Utilities 2.31%						21,073,951

KN Capital Trust I, 8.56%, Ser B, 04-15-27				BB+	11,500	12,369,135
KN Capital Trust III, 7.63%, 04-15-28				BB+	8,000	8,704,816
Integrated Telecommunication Services 0.68%						6,188,895

TCI Communications Financing Trust III, 9.65%,
03-31-27				BB+	5,700	6,188,895
Regional Banks 0.77%						6,971,088

Summit Capital Trust I, 8.40%, Ser B, 03-15-27				A	6,500	6,971,088

Issuer					Shares	Value
Common stocks 3.49%						$31,788,693
(Cost $31,573,907)

Electric Utilities	0.39%					3,519,000

Scottish Power Plc, American Depositary Receipt
(ADR) (United Kingdom)					90,000	3,519,000
Gas Utilities 0.71%						6,510,000

Peoples Energy Corp.					175,000	6,510,000

John Hancock
Preferred Income Fund
Securities owned by the Fund on
October 31, 2005 (unaudited)

Multi-Utilities & Unregulated Power 2.39%				21,759,693

Alliant Energy Corp.			206,100	5,451,345
DTE Energy Co.			111,046	4,797,187
KeySpan Corp.			137,812	4,764,161
TECO Energy, Inc.			390,000	6,747,000

		Credit
Issuer, description		rating (A)	Shares	Value
Preferred stocks	86.40%			$786,244,023
(Cost $778,495,531)

Agricultural Products	1.29%			11,717,063

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)		BB+	143,000	11,717,063

Asset Management & Custody Banks 0.11%				962,400

BNY Capital V, 5.95%, Ser F		A-	40,000	962,400

Automobile Manufacturers 1.79%				16,319,374

Ford Motor Co., 7.50%		BB+	50,000	862,500
General Motors Corp., 7.25%, Ser 04-15-41		BB-	378,700	6,169,023
General Motors Corp., 7.25%, Ser 07-15-41		BB-	89,000	1,464,050
General Motors Corp., 7.25%, Ser 02-15-52		BB-	254,300	4,162,891
General Motors Corp., 7.375%, Ser 05-15-48		B1	75,000	1,226,250
General Motors Corp., 7.375%, Ser 10-01-51		BB-	149,000	2,434,660

Broadcasting & Cable TV 1.83%				16,678,846

Shaw Communications, Inc., 8.50% (Canada)		B+	655,100	16,678,846

Consumer Finance 4.80%				43,711,839

CIT Group, Inc., 6.35%, Ser A		BBB+	70,000	1,765,400
Ford Motor Credit Co., 7.60%		Baa3	315,600	6,671,784
HSBC Finance Corp., 6.00%		A	214,200	5,177,214
HSBC Finance Corp., 6.36%, Depositary Shares,
Ser B		BBB+	297,000	7,436,880
HSBC Finance Corp., 6.875%		A	399,800	10,174,910
SLM Corp., 6.00%		A	207,100	4,980,755
SLM Corp., 6.97%, Ser A		BBB+	139,600	7,504,896

Diversified Banks 8.56%				77,952,876

BAC Capital Trust IV, 5.875%		A	181,150	4,329,485
Bank One Capital Trust V, 8.00%		A-	20,500	517,010
Bank One Capital Trust VI, 7.20%		A-	55,500	1,405,260
Comerica Capital Trust I, 7.60%		BBB+	178,100	4,529,083
Fleet Capital Trust VII, 7.20%		A	322,500	8,214,075
Fleet Capital Trust VIII, 7.20%		A	464,750	11,897,600
HSBC Holdings Plc, 6.20%, Ser A (United Kingdom)		A-	150,000	3,661,500
Royal Bank of Scotland Group Plc, 5.75%, Ser L
(United Kingdom)		A	550,900	12,698,245
Royal Bank of Scotland Group Plc, 6.35%, Ser N,
ADR (United Kingdom)		A	20,000	501,200
Santander Finance Preferred S.A. Unipersonal,
6.41%, Ser 1 (Spain)		BBB+	225,000	5,670,000

John Hancock
Preferred Income Fund
Securities owned by the Fund on
October 31, 2005 (unaudited)

USB Capital III, 7.75%	A-	327,100	8,265,817
USB Capital IV, 7.35%	A-	165,700	4,198,838
USB Capital V, 7.25%	A-	103,599	2,647,990
USB Capital VII, 5.875%	A-	36,900	864,198
Wachovia Preferred Funding Corp., 7.25%, Ser A	A-	69,000	1,894,050
Wells Fargo Capital Trust IV, 7.00%	A	108,100	2,758,712
Wells Fargo Capital Trust VI, 6.95%	A-	53,400	1,354,758
Wells Fargo Capital Trust VII, 5.85%	A	107,750	2,545,055

Electric Utilities 17.06%			155,246,928

Boston Edison Co., 4.78%	BBB+	15,143	1,317,441
Entergy Arkansas, Inc., 6.70%	AAA	25,300	641,355
Entergy Mississippi, Inc., 7.25%	A-	346,000	8,971,780
FPC Capital I, 7.10%, Ser A	BB+	732,991	18,464,043
FPL Group Capital Trust I, 5.875%	BBB+	493,300	11,814,535
FPL Group, Inc., 8.00%, Conv	A-	120,000	7,771,200
Georgia Power Capital Trust VII, 5.875%	BBB+	250,600	6,006,882
Georgia Power Co., 6.00%, Ser R	A	393,197	9,767,013
Great Plains Energy, Inc., 8.00%, Conv	BBB-	744,900	19,274,288
HECO Capital Trust III, 6.50%	BBB-	375,400	9,812,956
Interstate Power & Light Co., 8.375%, Ser B	BBB-	700,000	23,100,000
Northern States Power Co., 8.00%	BBB-	235,000	6,142,900
Southern California Edison Co., 6.125%	BBB-	119,000	11,870,250
Southern Co. Capital Trust VI, 7.125%	BBB+	49,800	1,271,394
TXU Corp., 8.125%, Conv	Ba1	79,800	6,417,516
Virginia Power Capital Trust, 7.375%	BBB-	494,250	12,603,375

Gas Utilities 1.78%			16,198,057

Southern Union Co., 5.00%, Conv	BBB	30,000	1,483,500
Southern Union Co., 7.55%, Ser A	BB+	120,000	3,172,800
Southwest Gas Capital II, 7.70%	BB	402,300	10,697,157
TransCanada Pipelines Ltd., 8.25% (Canada)	BBB	32,800	844,600

Hotels, Resorts & Cruise Lines 0.33%			2,966,672

Hilton Hotels Corp., 8.00%	BBB-	118,100	2,966,672

Integrated Oil & Gas 0.32%			2,910,000

Coastal Finance I, 8.375%	CCC	116,400	2,910,000

Integrated Telecommunication Services 3.02%			27,466,297

Telephone & Data Systems, Inc., 6.625%	A-	233,000	5,673,550
Telephone & Data Systems, Inc., 7.60%, Ser A	A-	690,687	17,584,891
Verizon New England, Inc., 7.00%, Ser B	A2	166,450	4,207,856

Investment Banking & Brokerage 7.37%			67,037,465

Bear Stearns Capital Trust III, 7.80%	BBB	40,600	1,022,308
Goldman Sachs Group, Inc., 6.20%	A-	460,000	11,428,148
Lehman Brothers Holdings Capital Trust V, 6.00%,
Ser M	A-	70,000	1,640,800
Lehman Brothers Holdings, Inc., 5.94%, Depositary
Shares, Ser C	A-	175,600	8,630,740
Merrill Lynch Preferred Capital Trust III, 7.00%	A-	330,500	8,437,665
Merrill Lynch Preferred Capital Trust IV, 7.12%	A-	241,152	6,238,602

John Hancock
Preferred Income Fund
Securities owned by the Fund on
October 31, 2005 (unaudited)

Merrill Lynch Preferred Capital Trust V, 7.28%	A-	367,000	9,542,000
Morgan Stanley Capital Trust II, 7.25%	A-	240,200	6,062,648
Morgan Stanley Capital Trust III, 6.25%	A-	192,400	4,706,104
Morgan Stanley Capital Trust IV, 6.25%	A-	57,000	1,389,090
Morgan Stanley Capital Trust V, 5.75%	A1	347,000	7,939,360

Life & Health Insurance 4.31%			39,237,454

Lincoln National Capital VI, 6.75%, Ser F	BBB	143,600	3,663,236
MetLife, Inc., 6.375%, Ser B, Conv	BBB+	9,930	271,585
MetLife, Inc., 6.50%, Ser B	BBB	950,500	23,943,095
PLC Capital Trust IV, 7.25%	BBB+	186,600	4,801,218
PLC Capital Trust V, 6.125%	BBB+	236,000	5,822,120
Prudential Plc, 6.50% (United Kingdom)	A	30,000	736,200

Multi-Line Insurance 3.45%			31,391,959

AEGON N.V., 6.375% (Netherlands)	A-	439,900	11,045,889
ING Groep N.V., 6.20% (Netherlands)	A	94,193	2,293,600
ING Groep N.V., 7.05% (Netherlands)	A	703,800	18,052,470

Multi-Utilities & Unregulated Power 10.04%			91,385,043

Aquila, Inc., 7.875%	B2	511,700	12,920,425
Baltimore Gas & Electric Co., 6.99%, Ser 1995	Baa1	40,000	4,176,252
BGE Capital Trust II, 6.20%	BBB-	623,825	15,314,904
Consumers Energy Co. Financing IV, 9.00%	Ba2	117,600	3,010,560
Dominion CNG Capital Trust I, 7.80%	BBB-	253,476	6,448,429
DTE Energy Trust I, 7.80%	BB+	135,100	3,447,752
Energy East Capital Trust I, 8.25%	BBB-	447,200	11,354,408
ONEOK, Inc., 8.50%, Conv	BBB	31,000	1,071,980
PSEG Funding Trust II, 8.75%	BB+	233,000	6,181,490
Public Service Electric & Gas Co., 4.18%, Ser B	BB+	7,900	639,900
Public Service Enterprise Group, Inc., 10.25%,
Conv	BBB-	155,450	12,369,156
Puget Sound Energy Capital Trust II, 8.40%	BB	103,900	2,648,411
TECO Capital Trust I, 8.50%	B	469,800	11,801,376

Oil & Gas Exploration & Production 3.43%			31,199,220

Nexen, Inc., 7.35% (Canada)	BB+	1,206,000	31,199,220

Other Diversified Financial Services 7.52%			68,415,158

ABN AMRO Capital Funding Trust V, 5.90%	A	626,100	14,725,872
ABN AMRO Capital Funding Trust VII, 6.08%	A	328,000	7,894,960
Citigroup Capital VII, 7.125%	A	98,700	2,524,746
Citigroup Capital VIII, 6.95%	A	234,600	5,940,072
Citigroup Capital IX, 6.00%	A	217,000	5,299,140
Citigroup Capital X, 6.10%	A	100,000	2,463,000
Citigroup Capital XI, 6.00%	A	25,000	608,750
General Electric Capital Corp., 5.875%	AAA	151,500	3,752,655
General Electric Capital Corp., 6.10%	AAA	51,210	1,294,077
JPMorgan Chase Capital IX, 7.50%, Ser I	A-	61,000	1,541,470
JPMorgan Chase Capital X, 7.00%, Ser J	A1	607,100	15,614,612
JPMorgan Chase Capital XI, 5.875%, Ser K	A-	289,700	6,755,804

John Hancock
Preferred Income Fund
Securities owned by the Fund on
October 31, 2005 (unaudited)

Real Estate Investment Trusts 4.44%					40,419,339

Duke Realty Corp., 6.50%, Depositary Shares, Ser K			BBB	110,000	2,702,700
Duke Realty Corp., 6.60%, Depositary Shares, Ser L			BBB	109,840	2,718,540
Duke Realty Corp., 6.625%, Depositary Shares,
Ser J			BBB	59,925	1,504,717
Duke Realty Corp., 7.99%, Depositary Shares, Ser B			BBB	251,830	12,638,718
Public Storage, Inc., 6.45%, Depositary Shares,
Ser X			BBB+	25,000	601,250
Public Storage, Inc., 6.50%, Depositary Shares,
Ser W			BBB+	100,000	2,501,000
Public Storage, Inc., 7.50%, Depositary Shares,
Ser V			BBB+	497,643	12,834,213
Public Storage, Inc., 8.00%, Depositary Shares,
Ser R			BBB+	157,965	4,040,745
Public Storage, Inc., 8.60%, Depositary Shares,
Ser Q			BBB+	34,600	877,456

Regional Banks 2.73%					24,811,836

KeyCorp Capital VI, 6.125%			BBB	20,900	505,571
National Commerce Capital Trust II, 7.70%			A-	80,300	2,076,558
PFGI Capital Corp., 7.75%			A-	796,000	21,044,250
Regions Financing Trust I, 8.00%			BBB+	46,856	1,185,457

Reinsurance 0.36%					3,283,995

RenaissanceRe Holdings Ltd., 6.08%, Ser C
(Bermuda)			BBB	153,100	3,283,995

Thrifts & Mortgage Finance 1.27%					11,549,520

Abbey National Plc, 7.25% (United Kingdom)			A-	80,080	2,022,020
Abbey National Plc, 7.375% (United Kingdom)			A-	370,000	9,527,500

Wireless Telecommunication Services 0.59%					5,382,682

United States Cellular, 7.50%			A-	205,760	5,382,682

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
Short-term investments 1.26%					$11,500,000
(Cost $11,500,000)

Government U.S. Agency 1.26%					11,500,000

Federal Home Loan Bank, Disc Note	3.720	11-01-05	AAA	11,500	11,500,000

Total investments 100.00%					$910,042,211

John Hancock
Preferred Income Fund
Financial futures contracts
October 31, 2005 (unaudited)

	Number of
Open contracts	contracts	Position	Expiration	Appreciation

U.S. 10-year Treasury Note	798	Short	Dec 05	$1,757,284

Financial futures contracts

John Hancock
Preferred Income Fund
Interest rate swap contracts
October 31, 2005 (unaudited)

	Rate type

Notional	Payments made	Payments received	Termination
amount	by Fund	by Fund	date	Appreciation

$70,000,000	2.56%(a)	3-month LIBOR	June 08	$3,830,773

				$3,830,773
(a) Fixed rate

Interest rate swap contracts

John Hancock
Preferred Income Fund
Footnotes to Schedule of Investments October 31, 2005 (unaudited)

(A)	Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(S)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $11,717,063 or 1.29% of the Fund's total investments as of October 31, 2005.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on October 31, 2005, including short-term investments, was $895,267,043. Gross unrealized appreciation and depreciation of investments aggregated $38,349,437 and $23,574,269, respectively, resulting in net unrealized appreciation of $14,775,168.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and dividend disburser
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for DARTS
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund.

P80Q1 10/05
12/05

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund

By:	/s/Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date:	December 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date:	December 21, 2005

By:	/s/John G. Vrysen
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date:	December 21, 2005